Exploration Licenses (Details) - Schedule of reconciliation exploration licenses	12 Months Ended
Dec. 31, 2020 USD ($)
Exploration Licenses (Details) - Schedule of reconciliation exploration licenses [Line Items]
Balance at December 31, 2018 and 2019	$ 448,855
TOML Acquisition (Note 3)	42,701,464
Balance at December 31, 2020	43,150,319
DeepGreen Metals Inc. [Member] | NORI License [Member]
Exploration Licenses (Details) - Schedule of reconciliation exploration licenses [Line Items]
Balance at December 31, 2018 and 2019	250,000
TOML Acquisition (Note 3)
Balance at December 31, 2020	250,000
DeepGreen Metals Inc. [Member] | Marawa Option [Member]
Exploration Licenses (Details) - Schedule of reconciliation exploration licenses [Line Items]
Balance at December 31, 2018 and 2019	198,855
TOML Acquisition (Note 3)
Balance at December 31, 2020	198,855
DeepGreen Metals Inc. [Member] | TOML License [Member]
Exploration Licenses (Details) - Schedule of reconciliation exploration licenses [Line Items]
Balance at December 31, 2018 and 2019
TOML Acquisition (Note 3)	42,701,464
Balance at December 31, 2020	$ 42,701,464